PENSION PLAN (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Disclosure of obligations and plan assumptions

As at December 31
($ millions)	2020	2019
Registered defined benefit net obligation	26	19
Supplemental defined benefit net obligation	18	16
Net employee benefit obligations	44	35
Principal actuarial assumptions used:

As at December 31
(weighted average percent)	2020	2019
Discount rate	2.6	3.1
Future pension earning increases	4.0	4.0
Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the values of the liabilities in the defined plans are as follows:

As at December 31
(years)	2020	2019
Longevity at age 65 for current pensioners
Males	21.9	21.8
Females	24.3	24.2
Longevity at age 65 for current member aged 45
Males	22.9	22.8
Females	25.2	25.1

Disclosure of analysis of present value of defined benefit obligations
Defined Benefit Obligations

As at December 31 ($ millions)	2020		2019
	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Present value of unfunded obligations	—	18	—	16
Present value of funded obligations	278	—	250	—
Total present value of obligations	278	18	250	16
Fair value of plan assets	252	—	231	—
Recognized liability for defined benefit obligations	(26)	(18)	(19)	(16)

Disclosure of fair value of plan assets	Registered Defined Benefit Pension Plan Assets Comprise

As at December 31
(Percent)	2020	2019
Equity securities	63	62
Debt	37	38
	100	100

Disclosure of movement in benefit obligation and plan assets, recognized expenses, and actuarial gains and losses
Movement in the Present Value of the Defined Benefit Pension Obligation

	2020		2019
($ millions)	Registered Plans	Supplemental Plan	Registered Plan	Supplemental Plan
Defined benefits obligations at January 1	250	16	212	12
Benefits paid by the plan	(28)	(2)	(12)	—
Current service costs	18	1	15	1
Interest expense	8	1	8	—
Actuarial losses in other comprehensive income	30	2	27	3
Defined benefit obligations at December 31	278	18	250	16
Movement in the Present Value of Registered Defined Benefit Pension Plan Assets

($ millions)	2020	2019
Fair value of plan assets at January 1	231	193
Contributions paid into the plan	23	20
Benefits paid by the plan	(28)	(12)
Return on plan assets	18	22
Interest income	8	8
Fair value of registered plan assets at December 31	252	231
Expense Recognition in Earnings (Loss)

For the years ended December 31
($ millions)	2020	2019
Registered Plan
Current service costs	19	15
Interest on obligation	9	8
Interest on plan assets	(8)	(8)
	20	15
The expense is recognized in the following line items in the consolidated statement of comprehensive income:

For the years ended December 31
($ millions)	2020	2019
Registered Plan
Operating expenses	10	7
General and administrative expense	10	8
	20	15
Actuarial Gains and Losses Recognized in Other Comprehensive Income (Loss)

	2020			2019
($ millions)	Registered Plans	Supplemental Plan	Total	Registered Plan	Supplemental Plan	Total
Balance at January 1	(33)	(2)	(35)	(28)	(1)	(29)
Remeasurements:
Financial assumptions	(13)	(1)	(14)	(21)	(1)	(22)
Experience adjustments	(10)	(1)	(11)	—	—	—
Return on plan assets excluding interest income	15	—	15	16	—	16
Recognized loss during the period after tax	(8)	(2)	(10)	(5)	(1)	(6)
Balance at December 31	(41)	(4)	(45)	(33)	(2)	(35)